Trade Receivables, Other Receivables and Prepayments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Average credit period, description	The Group allows an average credit period of 120 - 180 days to its trade customers.
Bad deb allowance	$ 1,294,097	$ 1,359,255	$ 1,280,330
Trade receivables	$ 1,368,183	$ 1,723,364